ACCOUNTS RECEIVABLE - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Bad debt expense	$ 87	$ 169	$ 1,563	$ 1,474